Provisions - Summary of Silicosis Settlement Costs (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Provisions [abstract]
Balance at beginning of the year	$ 31.9	$ 0.0
Changes in estimates	(4.5)	30.2
Unwinding of provision recognised as finance expense	2.0	0.9
Translation	(4.3)	0.8
Balance at end of the year	$ 25.1	$ 31.9